Accrued expenses and other current liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Accrued payroll		¥ 64,526
Accrued expenses		7,176
Other payables		1,137
Total	$ 11,195	¥ 72,839
Predecessor
Accrued payroll			¥ 24,926
Accrued expenses			4,176
Other payables			343
Total			¥ 29,445